Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 04, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 01, 2015	Dec. 31, 2014
Empower Emerging Markets Equity Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Emerging Markets Equity Fund (Institutional Class/MXENX)
Account Value	$ 10,490.62	$ 9,516.64	$ 8,642.41	$ 11,092.81	$ 11,564.65	$ 9,633.19	$ 7,898.00	$ 10,000
Empower Emerging Markets Equity Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower Emerging Markets Equity Fund (Investor Class/MXEOX)
Account Value	$ 10,232.58	9,315.38	8,493.81	10,936.57	11,443.52	9,570.56	7,866.00	10,000
Empower International Growth Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower International Growth Fund (Institutional Class/MXHTX)
Account Value	$ 15,145.76	14,500.45	12,400.69	17,742.16	16,667.13	12,932.29	9,610.08		$ 11,535.33	$ 9,065.80	$ 9,069.43	$ 10,000
Empower International Growth Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower International Growth Fund (Investor Class/MXIGX)
Account Value	$ 16,175.25	15,544.96	13,338.19	19,149.95	18,059.17	14,070.26	10,494.71		12,624.45	9,970.35	10,000.35		$ 10,000
Empower International Index Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower International Index Fund (Institutional Class/MXPBX)
Account Value	$ 15,067.79	14,595.71	12,373.93	14,456.64	12,995.90	12,051.09	9,894.17		11,446.28	9,149.71	9,065.40	10,000
Empower International Index Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower International Index Fund (Investor Class/MXINX)
Account Value	$ 15,916.09	15,464.42	13,159.41	15,434.59	13,936.42	12,961.70	10,690.06		12,407.22	9,956.04	9,891.75		10,000
Empower International Value Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower International Value Fund (Institutional Class/MXJVX)
Account Value	$ 17,585.98	16,600.92	14,015.91	16,470.02	14,803.18	13,431.80	10,971.00		12,952.77	10,204.66	9,787.70	10,000
Empower International Value Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Empower International Value Fund (Investor Class/MXIVX)
Account Value	$ 18,505.89	17,547.37	14,867.17	17,527.80	15,815.03	14,412.68	11,807.86		13,985.39	11,058.27	10,645.23		10,000
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 10,763.35	10,012.03	9,116.10	11,408.15	11,705.69	9,894.40	8,355.22	$ 10,000
MSCI EAFE® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® Index
Account Value	$ 15,205.50	14,645.57	12,386.53	14,478.99	13,013.25	12,069.90	9,892.18		11,474.56	9,177.12	9,086.24	10,000	10,000
MSCI EAFE® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® Growth Index
Account Value	$ 16,063.28485	15,741.35525	13,388.00389	17,374.75868	15,617.35912	13,202.0941	10,322.34228		11,841.23529	9,189.197152	9,477.794087	10,000	10,000
MSCI EAFE® Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® Value Index
Account Value	$ 14,060.33	$ 13,304.15	$ 11,184.62	$ 11,845.99	$ 10,682.52	$ 10,970.77	$ 9,450.345		$ 11,089.1	$ 9,131.185	$ 8,694.332	$ 10,000	$ 10,000